1933 Act File No. 33-27178
                                   1940 Act File No. 811-5772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   13    ..........       X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.  10     .........................       X

                       TRUST FOR GOVERNMENT CASH RESERVES

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X   on January 31, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X   filed the Notice required by that Rule on January 16, 1996; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                         Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




                            CROSS REFERENCE SHEET

     This Amendment to the Registration Statement of Trust for Government Cash Reserves is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Trust Expenses.
Item 3.   Condensed Financial
           Information.............Financial Highlights; Performance
                                   Information.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment
                                   Limitations.

Item 5.   Management of the Fund...Trust Information; Management of the Trust;
                                   Distribution of Shares; Administration of the Trust.

Item 6.   Capital Stock and Other Securities  Account and Share Information;
                                   Certificates and Confirmations; Dividends;
                                   Capital Gains; Accounts with Low Balances;.
                                   Voting Rights; Tax Information; Federal
                                   Income Tax; State and Local Taxes.

Item 7.   Purchase of Securities
           Being Offered...........Net Asset Value; How to Purchase Shares;
                                   Purchasing Shares By Wire; Purchasing
                                   Shares By Check; Automatic Investments;
                                   Subaccounting Services.

Item 8.   Redemption or Repurchase.How to Redeem Shares; Redeeming Shares By
                                   Telephone; Redeeming Shares By Mail.

Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................About Federated Investors; Massachusetts
                                   Partnership Law
Item 13.  Investment Objectives and
           Policies................Investment Policies; Investment
                                   Limitations.
 .
Item 14.  Management of the Fund...Trust for Government Cash Reserves
                                   Management.
Item 15.  Control Persons and
           Principal Holders of
           Securities..............Share Ownership.

Item 16.  Investment Advisory and
           Other Services..........Investment Advisory Services; Other
                                   Services.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........Determining Net Asset Value.
Item 20.  Tax Status...............The Trust's Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
           Data....................Performance Information.
Item 23.  Financial Statements.....Filed in Part A




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST FOR GOVERNMENT CASH RESERVES
PROSPECTUS


The shares of Trust for Government Cash Reserves (the "Trust") offered by this prospectus represent interests in an open-end, diversified management investment company (a mutual fund). The Trust invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF TRUST EXPENSES                                                      1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     When-Issued and Delayed
       Delivery Transactions                                                   4
  Investment Limitations                                                       4


TRUST INFORMATION                                                              5

------------------------------------------------------


  Management of the Trust                                                      5


     Board of Trustees                                                         5


     Investment Adviser                                                        5

       Advisory Fees                                                           5
       Adviser's Background                                                    5

  Distribution of Shares                                                       6


     Shareholder Services                                                      6


  Administration of the Trust                                                  6


     Administrative Services                                                   6



NET ASSET VALUE                                                                6

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         7

------------------------------------------------------


  Purchasing Shares By Wire                                                    7


  Purchasing Shares By Check                                                   7


  Automatic Investments                                                        7

  Subaccounting Services                                                       7



HOW TO REDEEM SHARES                                                           8

------------------------------------------------------


  Redeeming Shares By Telephone                                                8


  Redeeming Shares By Mail                                                     8



ACCOUNT AND SHARE INFORMATION                                                  9

------------------------------------------------------


  Dividends                                                                    9


  Capital Gains                                                                9


  Certificates and Confirmations                                               9


  Accounts with Low Balances                                                   9

  Voting Rights                                                                9


TAX INFORMATION                                                               10
------------------------------------------------------

  Federal Income Tax                                                          10
  State and Local Taxes                                                       10


PERFORMANCE INFORMATION                                                       10

------------------------------------------------------


FINANCIAL STATEMENTS                                                          11

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      17

------------------------------------------------------


ADDRESSES                                                                     18

------------------------------------------------------
SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................   0.29%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.16%
       Shareholder Services Fee (after waiver)(2)............................    0.05%
Total Operating Expenses(3)...........................................................    0.45%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.


(2) The maximum shareholder services fee is 0.25%.


(3) The total Trust operating expenses were 0.77% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE " TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
  ment assuming (1) 5% annual return and (2) redemption
  at the end of each time period........................     $5        $14        $25        $ 57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


TRUST FOR GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 17.

                                                          YEAR ENDED NOVEMBER 30,
                               ------------------------------------------------------------------------------
                                1995        1994        1993        1992        1991        1990       1989(A)
                               ------      ------      ------      ------      ------      ------      ------
----------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                     $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------
INCOME FROM INVESTMENT
  OPERATIONS
----------------------------
  Net investment income          0.05        0.04        0.03        0.04        0.06        0.08        0.06
----------------------------    -----       -----       -----       -----       -----       -----       -----
LESS DISTRIBUTIONS
----------------------------
  Distributions from net
    investment income           (0.05)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.06)
----------------------------    -----       -----       -----       -----       -----       -----       -----
NET ASSET VALUE,
  END OF PERIOD                 $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------    -----       -----       -----       -----       -----       -----       -----
TOTAL RETURN(B)                  5.60%       3.74%       2.87%       3.58%       5.95%       7.94%       5.93%
----------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------
  Expenses                       0.45%       0.45%       0.45%       0.47%       0.47%       0.45%       0.43%*
----------------------------
  Net investment income          5.45%       3.68%       2.83%       3.54%       5.76%       7.65%       8.34%*
----------------------------
  Expense waiver/
    reimbursement(c)             0.32%       0.10%       0.03%       0.02%       0.02%       0.08%       0.19%*
----------------------------
SUPPLEMENTAL DATA
----------------------------
Net assets, end of period
  (000 omitted)                $739,553    $978,691    $1,060,355  $1,145,009  $1,251,692  $880,997    $331,860
----------------------------



 * Computed on an annualized basis.


(a) Reflects operations for the period from March 30, 1989 (date of initial public investment), to November 30, 1989. For the period from start of business, March 20, 1989, to March 29, 1989, the net investment income was distributed to the Trust's adviser.



(b) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 26, 1989. The Fund is designed for institutional investors, such as banks, fiduciaries, custodians of public funds, and similar institutional investors, such as corporations, unions, hospitals, insurance companies, and municipalities as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of $25,000 within a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Trust is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES

The Trust pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Trust's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Trust will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Trust may be exempt from state personal income tax.
ACCEPTABLE INVESTMENTS. The Trust invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;


     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or


     - the credit of the agency or instrumentality.

     AGENCY MASTER DEMAND NOTES. The Trust may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Trust has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Trust or the borrower and bear interest at a variable rate. The Trust relies on master demand notes, in part, to provide daily liquidity. To the extent that the Trust cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Trust will not invest more than 10% of its net assets in illiquid securities.



TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The adviser has undertaken to reimburse the Trust up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across approximately 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of the Trust, computed at an annual rate, to provide personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by Federated Shareholder Services.


ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate as specified below:

                                                AVERAGE AGGREGATE
                MAXIMUM FEE                      DAILY NET ASSETS
            ---------------------       -----------------------------------
                  .15 of 1%                  on the first $250 million
                 .125 of 1%                  of the next $250 million
                  .10 of 1%                  on the next $250 million
                 .075 of 1%             of assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE

--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.




The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Trust before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Trust for Government Cash Reserves; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Trust for Government Cash Reserves. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.



SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request. If share certificates have not been issued, the request should be sent to: Trust for Government Cash Reserves, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent with the written request by insured mail to: Federated Services Company, 500 Victory Road -- 2nd Floor, North Quincy, MA 02171.


The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.




ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



As of January 2, 1996, Saxon & Co., PNC Bank, Philadelphia, Pennsylvania owned 38.52% of the voting securities of the Trust, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.




TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.



The Trust will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Trust may be taxable to shareholders. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Trust advertises its total return, yield, and effective yield.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.


TRUST FOR GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------         -------------------------------------------------------------   ------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--97.8%
----------------------------------------------------------------------------------
$  5,000,000         Federal Farm Credit Bank, 5.40%, 12/2/1996                      $  4,991,797
                     -------------------------------------------------------------
  24,500,000     (a) Federal Farm Credit Bank, Discount Notes, 5.73%-6.91%,
                     12/5/1995-2/22/1996                                               24,301,234
                     -------------------------------------------------------------
  15,000,000     (b) Federal Farm Credit Bank, Floating Rate Note, 5.70%,
                     12/1/1995                                                         14,993,575
                     -------------------------------------------------------------
  38,000,000         Federal Home Loan Bank Notes, 5.665%-5.74%,
                     5/15/1996-11/13/1996                                              37,985,132
                     -------------------------------------------------------------
 360,985,000     (a) Federal Home Loan Bank, Discount Notes, 5.61%-6.43%,
                     12/1/1995-4/11/1996                                              358,258,098
                     -------------------------------------------------------------
  49,600,000     (b) Federal Home Loan Bank, Floating Rate Notes, 6.015%-6.85%,
                     12/1/1995                                                         49,615,844
                     -------------------------------------------------------------
   5,000,000         Student Loan Marketing Association, 6.943%, 2/21/1996              5,001,950
                     -------------------------------------------------------------
  69,900,000     (b) Student Loan Marketing Association, Floating Rate Master Note
                     5.63%, 12/5/1995                                                  69,900,000
                     -------------------------------------------------------------
 158,105,000     (b) Student Loan Marketing Association, Floating Rate Notes,
                     5.63%-6.943%, 12/5/1995                                          158,123,012
                     -------------------------------------------------------------   ------------
                     TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                     723,170,642
                     -------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--2.8%
----------------------------------------------------------------------------------
  13,000,000     (a) U.S. Treasury Bills, 5.30%-5.45%, 5/16/1996-5/30/1996             12,657,858
                     -------------------------------------------------------------
   8,000,000         U.S. Treasury Note, 7.75%, 3/31/1996                               8,054,473
                     -------------------------------------------------------------   ------------
                     TOTAL U.S. TREASURY OBLIGATIONS                                   20,712,331
                     -------------------------------------------------------------   ------------
                     TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                        $743,882,973
                     -------------------------------------------------------------   ------------



(a) The issue shows the rate of discount at time of purchase.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) Also represents cost for federal tax purposes.

Note: The category of investments is shown as a percentage of net assets
      ($739,552,946) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


TRUST FOR GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                            $  743,882,973
------------------------------------------------------------------------------
Cash                                                                                     542,137
------------------------------------------------------------------------------
Income receivable                                                                      3,059,250
------------------------------------------------------------------------------
Receivable for shares sold                                                                   133
------------------------------------------------------------------------------    --------------
     Total assets                                                                    747,484,493
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for investments purchased                                   $4,998,547
-----------------------------------------------------------------
Payable for shares redeemed                                              9,398
-----------------------------------------------------------------
Income distribution payable                                          2,841,987
-----------------------------------------------------------------
Accrued expenses                                                        81,615
-----------------------------------------------------------------   ----------
     Total liabilities                                                                 7,931,547
------------------------------------------------------------------------------    --------------
NET ASSETS for 739,552,946 shares outstanding                                     $  739,552,946
------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds Per Share:
$739,552,946 / 739,552,946 shares outstanding                                              $1.00
------------------------------------------------------------------------------    --------------



(See Notes which are an integral part of the Financial Statements)


TRUST FOR GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $54,130,688
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 3,665,238
--------------------------------------------------------------------
Administrative personnel and services fee                                   693,646
--------------------------------------------------------------------
Custodian fees                                                              149,919
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     30,094
--------------------------------------------------------------------
Directors'/Trustees' fees                                                    21,299
--------------------------------------------------------------------
Auditing fees                                                                14,023
--------------------------------------------------------------------
Legal fees                                                                   10,103
--------------------------------------------------------------------
Portfolio accounting fees                                                   103,176
--------------------------------------------------------------------
Shareholder services fee                                                  2,290,773
--------------------------------------------------------------------
Share registration costs                                                     18,690
--------------------------------------------------------------------
Printing and postage                                                          8,100
--------------------------------------------------------------------
Insurance premiums                                                           11,577
--------------------------------------------------------------------
Taxes                                                                         1,880
--------------------------------------------------------------------
Miscellaneous                                                                 8,165
--------------------------------------------------------------------    -----------
     Total expenses                                                       7,026,683
--------------------------------------------------------------------
Waivers
--------------------------------------------------------------------
  Waiver of investment advisory fee                      $(1,038,981)
------------------------------------------------------
  Waiver of shareholder services fee                      (1,832,618)
------------------------------------------------------   -----------
     Total waivers                                                       (2,871,599)
--------------------------------------------------------------------    -----------
  Net expenses                                                                           4,155,084
-----------------------------------------------------------------------------------    -----------
  Net investment income                                                                $49,975,604
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


TRUST FOR GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED NOVEMBER 30,
                                                               ----------------------------------
                                                                    1995               1994
                                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    49,975,604    $    36,565,085
------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income                           (49,975,604)       (36,565,085)
------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                     2,760,213,745      3,126,914,918
------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                    4,605,650          3,033,072
------------------------------------------------------------
Cost of shares redeemed                                         (3,003,957,785)    (3,211,611,415)
------------------------------------------------------------   ---------------    ---------------
     Change in net assets resulting from share transactions       (239,138,390)       (81,663,425)
------------------------------------------------------------   ---------------    ---------------
          Change in net assets                                    (239,138,390)       (81,663,425)
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                978,691,336      1,060,354,761
------------------------------------------------------------   ---------------    ---------------
End of period                                                  $   739,552,946    $   978,691,336
------------------------------------------------------------   ---------------    ---------------


(See Notes which are an integral part of the Financial Statements)


TRUST FOR GOVERNMENT CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION


Trust for Government Cash Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.


(2) SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1995, capital paid-in aggregated $739,552,946.



TRUST FOR GOVERNMENT CASH RESERVES
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                                               ---------------------------------
                                                                    1995               1994
                                                               --------------     --------------
------------------------------------------------------------
Shares sold                                                     2,760,213,745      3,126,914,918
------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                            4,605,650          3,033,072
------------------------------------------------------------
Shares redeemed                                                (3,003,957,785)    (3,211,611,415)
------------------------------------------------------------   --------------     --------------
  Net change resulting from share transactions                   (239,138,390)       (81,663,425)
------------------------------------------------------------   --------------     --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FServ by the Trust is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Trust for Government Cash Reserves (a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Government Cash Reserves, as of November 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

January 12, 1996



ADDRESSES
--------------------------------------------------------------------------------

Trust for Government Cash Reserves
                                                             Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Research                           Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                              TRUST FOR GOVERNMENT
                                              CASH RESERVES
                                              PROSPECTUS

                                              An Open-End, Diversified,
                                              Management Investment Company


                                              Prospectus dated January 31, 1996


      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 89833H108

      9022103A (1/96)




                       TRUST FOR GOVERNMENT CASH RESERVES


                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Trust for Government Cash Reserves (the "Trust") dated January 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated January 31, 1996










           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of Federated
           Investors


INVESTMENT POLICIES              3

 Acceptable Investments          3
 When-Issued and Delayed Delivery
  Transactions                   3
INVESTMENT LIMITATIONS           4

 Regulatory Compliance           7
TRUST FOR GOVERNMENT CASH RESERVES
MANAGEMENT                       7

 The Funds                      15
 Share Ownership                16
 Trustee Compensation           16
 Trustee Liability              18
INVESTMENT ADVISORY SERVICES    18

 Investment Adviser             18
 Advisory Fees                  18
BROKERAGE TRANSACTIONS          19

OTHER SERVICES                  20

 Trust Administration           20
 Custodian and Portfolio
  Recordkeeper                  21
 Transfer Agent                 21
 Independent Public Accountants 10
DETERMINING NET ASSET VALUE    22

REDEMPTION IN KIND             23


MASSACHUSETTS PARTNERSHIP LAW  23

THE TRUST'S TAX STATUS         24

PERFORMANCE INFORMATION        24

 Yield                         24
 Effective Yield               25
 Total Return                  25
 Performance Comparisons       25
ABOUT FEDERATED INVESTORS      26

 Mutual Fund Market            27
 Institutional Clients         27
 Trust Organizations           28
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries   28



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Trust may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Trust may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Trust will not issue senior securities except that the Trust may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Trust will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Trust will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Trust will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Trust will not lend any of its assets, except that it may purchase or hold U.S. government securities, permitted by its investment objective, policies, and limitations.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN COMMODITIES
The Trust will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Trust will not purchase or sell real estate, including limited partnership interests.
UNDERWRITING
The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Trust will not invest 25% or more of the value of its total assets in any one industry. However, the Trust may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
INVESTING IN RESTRICTED SECURITIES
The Trust will not invest in securities subject to restrictions on resale under federal securities law.


INVESTING IN ILLIQUID SECURITIES
The Trust will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Trust will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Trust will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Trust will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Trust will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Trust will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
TRUST FOR GOVERNMENT CASH RESERVES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Trust for Government Cash Reserves, and principal occupations, including those with Federated Research, its affiliates, and the Funds.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee


Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.







William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee


Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949


Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.


@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:
American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds;


The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Trust`s outstanding shares.
As of January 2, 1996, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Trust: Currier & Co., Eastern Bank & Trust Co., Salem, Massachusetts, owned approximately 66,675,371 shares (5.74%), and Saxon & Co., PNC Bank, Philadelphia, Pennsylvania, owned approximately 447,358,282 shares (38.52%).
TRUSTEE COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*           FROM FUND COMPLEX +


John F. Donahue  $ 0       $0 for the Trust and
Chairman and Trustee          68 other investment companies in the Fund Complex

Glen R. Johnson  $0        $0 for the Trust and
President and Trustee         8 other investment companies in the Fund Complex

Thomas G. Bigley $2001     $20,288 for the Trust and
Trustee                    49 other investment companies in the Fund Complex



John T. Conroy, Jr.        $2146   $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

William J. Copeland        $2146   $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

James E. Dowd    $2146     $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $2001   $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $2146   $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Peter E. Madden  $2001     $90,563 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Gregor F. Meyer  $2001     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

John E. Murray, Jr.        $2001   $0 for the Trust and
Trustee                    69 other investment companies in the Fund Complex

Wesley W. Posvar $2001     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Marjorie P. Smuts$2001     $106,460 for the Trust and


Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended November 30, 1995.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the adviser earned $3,665,238, $3,977,036, and
$4,366,904, respectively, of which $1,038,981, $949,081, and $357,710, respectively, were waived.


  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Trust for its expenses over the limitation.
     If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports;


economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.
OTHER SERVICES

TRUST ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Trust's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may


hereinafter collectively be referred to as the Administrators.
Dr. Henry J. Gailliot, an officer of Federated Research, the adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. It also provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
INDEPENDENT PUBLIC ACCOUNTANTS.
The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending November 30, 1995, payments in the amount of $2,290,773 were made pursuant to the Shareholder Services Agreement, of which $1,832,618 was voluntarily waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Trust's yield for the seven-day period ended November 30, 1995, was 5.33%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Trust's effective yield for the seven-day period ended November 30, 1995, was 5.47%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Trust's average annual total returns for the one-year and five-year periods ended November 30, 1995, were 5.60%, and 4.34%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
   o DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.


TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute
CUSIP 89833H108                                                       (1/96)




PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
            (1)     Conformed copy of Declaration of Trust of the Registrant
                    (1.);
            (2)     Copy of By-Laws of the Registrant (1.);
            (3)     Not applicable;
            (4) Conformed copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (2.);


            (5) Conformed copy of Investment Advisory Contract of the Registrant (4.);
            (6)     (i) Copy of Distributor's Contract of the Registrant (1.);
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
            (7)     Not applicable;
            (8)     Conformed Copy of Custodian Contract of the Registrant
                    (5.);
            (9)(i) Conformed copy of Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement Agreement of the Registrant;+
              (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
              (iii) Conformed copy of Administrative Services Agreement (5.);
              (iv)  Conformed copy of Shareholder Services Agreement (5.);

 +   All exhibits have been filed electronically.
 1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 23, 1989. (File Nos. 811-5772 and 33-27178.)
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on March 23, 1989. (File Nos. 811-5772 and 33-27178.)


 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed November 22, 1989. (File Nos. 811-5772 and 33-27178)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed January 24, 1995. (File Nos. 811-5772 and 33-27178)


(10) Copy of Opinion and Consent of Counsel as to legality of shares being registered (2.);
           (11)     Conformed Copy of Consent of Independent Public
                    Accountants;+
           (12)     Not applicable;
           (13)     Conformed copy of Initial Capital Understanding (2.);
           (14)     Not applicable;
           (15)     Not applicable;
           (16)     Copy of Schedule for Computation of Fund Performance Data
                    (3.);
           (17)     Copy of Financial Data Schedule; +
           (18)     Not Applicable
           (19)     Conformed copy of Power of Attorney;+


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          No persons are controlled by the Registrant.

Item 26.  Number of Holders of Securities:


                                        Number of Record Holders
          Title of Class                 as of January 2, 1996

          Shares of beneficial interest           2,048
          (No Par Value)

Item 27.  Indemnification:  (3.)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of three of the Trustees and Officers of the investment adviser and their business addresses are included in Part B of this Registration Statement under "Trust for Government Cash Reserves Management."
          The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Trustee, (Partner, Wilson, Halbrook & Bayard) 107 W. Market Street, Georgetown, Delaware 19947.

 +   All exhibits have been filed electronically.
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on March 23, 1989. (File Nos. 811-5772 and 33-27178.)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 26, 1989. (File No. 811-5772 and 33-27178)




          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents;J. Scott Albrecht, Joseph. M. Balestrino, Randall S. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber, Christopher H. Wiles, Vice Presidents, Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "Trust for Government Cash Reserves Management- The Funds."

Item 29.  Principal Underwriters:

a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The


  Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
  Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Short-Term U.S.


  Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779



Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Trust for Government Cash Reserves      Federated Investors Tower
                                   Pittsburgh, Pennsylvania
                                   15222-3779

Federated Services Company         P.O. Box 8600
("Transfer Agent, Dividend         Boston, Massachusetts
Disbursing Agent and Portfolio     02266-8600
Recordkeeper")

Federated Administrative Services  Federated Investors Tower
("Administrator")                  Pittsburgh, Pennsylvania
                                   15222-3779

Federated Research                 Federated Investors Tower
("Adviser")                        Pittsburgh, Pennsylvania
                                   15222-3779

State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                      Boston, Massachusetts
                                   02266-8600

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.










                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TRUST FOR GOVERNMENT CASH RESERVES,certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of January, 1996.

                       TRUST FOR GOVERNMENT CASH RESERVES

               BY: /s/Gail Cagney
               Gail Cageny, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 22, 1996


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/Gail Cagney
   Gail Cagney              Attorney In Fact  January 22, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President and Trustee

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee



Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee